AVE MARIA VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 90.9%	Shares	Fair Value
Communications - 1.9%
Internet Media & Services - 1.9%
VeriSign, Inc.	8,800	$2,185,568

Consumer Discretionary - 5.5%
Automotive - 1.9%
XPEL, Inc. *	47,384	2,097,216

Home Construction - 0.7%
Masco Corporation	12,500	754,625

Retail - Discretionary - 2.9%
Builders FirstSource, Inc. *	31,800	2,618,094
Genuine Parts Company	6,250	660,937
		3,279,031
Energy - 14.3%
Oil & Gas Producers - 11.6%
Chevron Corporation	20,000	4,138,000
Expand Energy Corporation	40,300	4,424,134
Occidental Petroleum Corporation	35,500	2,307,500
Permian Basin Royalty Trust	100,000	2,152,000
		13,021,634
Oil & Gas Services & Equipment - 2.7%
SLB Ltd.	60,000	3,083,400

Financials - 3.9%
Institutional Financial Services - 3.9%
Intercontinental Exchange, Inc.	27,700	4,356,656

Health Care - 3.5%
Biotech & Pharma - 2.2%
Zoetis, Inc.	20,500	2,423,305

Health Care Facilities & Services - 0.3%
Chemed Corporation	1,000	377,740

Medical Equipment & Devices - 1.0%
Mirion Technologies, Inc. *	60,000	1,115,400

Industrials - 3.7%
Electrical Equipment - 1.2%
A.O. Smith Corporation	19,800	1,305,612

Industrial Support Services - 2.5%
Watsco, Inc.	7,785	2,832,105

Materials - 12.8%
Containers & Packaging - 1.9%
AptarGroup, Inc.	17,160	2,162,503

AVE MARIA VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.9% (Continued)	Shares	Fair Value
Materials - 12.8% (Continued)
Metals & Mining - 10.9%
Franco-Nevada Corporation	22,700	$5,608,035
Pan American Silver Corporation	25,000	1,365,750
Wheaton Precious Metals Corporation	40,000	5,240,400
		12,214,185
Real Estate - 30.5%
Multi-Asset Class Owners & Developers - 6.8%
LandBridge Company, LLC - Class A	111,059	7,668,624

Real Estate Owners & Developers - 23.7%
St. Joe Company (The)	32,600	2,047,280
Texas Pacific Land Corporation	51,600	24,487,296
		26,534,576
Technology - 7.7%
Semiconductors - 2.0%
Intel Corporation *	50,000	2,206,500

Software - 0.9%
Roper Technologies, Inc.	3,000	1,061,580

Technology Services - 4.8%
Accenture plc - Class A	10,400	2,062,216
Moody’s Corporation	3,000	1,308,750
Shift4 Payments, Inc. - Class A *	45,750	2,000,648
		5,371,614
Utilities - 7.1%
Gas & Water Utilities - 7.1%
WaterBridge Infrastructure, LLC - Class A	298,148	7,987,385

Total Common Stocks (Cost $67,557,400)		$102,039,259

AVE MARIA VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 13.0%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.50% (a)	5,854,017	$5,854,017
Federated Hermes Treasury Obligations Fund - Institutional Shares, 3.53% (a)	5,659,795	5,659,795
Federated Hermes U.S. Treasury Cash Reserves Fund - Institutional Shares, 3.52% (a)	3,094,803	3,094,803
Total Money Market Funds (Cost $14,608,615)		$14,608,615

Total Investments at Fair Value - 103.9% (Cost $82,166,015)		$116,647,874

Liabilities in Excess of Other Assets - (3.9%)		(4,370,071)

Net Assets - 100.0%		$112,277,803

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2026.

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Fair Value
Communications - 3.3%
Internet Media & Services - 3.3%
VeriSign, Inc.	70,500	$17,509,380

Consumer Discretionary - 8.6%
Automotive - 2.3%
XPEL, Inc. *	279,455	12,368,678

Leisure Products - 1.0%
YETI Holdings, Inc. *	138,000	5,049,420

Retail - Discretionary - 3.8%
Builders FirstSource, Inc. *	105,000	8,644,650
Winmark Corporation	26,600	11,372,830
		20,017,480
Wholesale - Discretionary - 1.5%
Pool Corporation	38,000	7,688,540

Energy - 8.4%
Oil & Gas Producers - 6.5%
Expand Energy Corporation	145,500	15,972,990
Permian Basin Royalty Trust	830,219	17,866,313
		33,839,303
Oil & Gas Services & Equipment - 1.9%
SLB Ltd.	200,000	10,278,000

Financials - 9.0%
Banking - 4.4%
Hingham Institution For Savings (The)	81,087	23,177,908

Institutional Financial Services - 2.3%
Intercontinental Exchange, Inc.	77,000	12,110,560

Insurance - 2.3%
Brown & Brown, Inc.	180,400	11,763,884

Health Care - 5.4%
Health Care Facilities & Services - 0.7%
Chemed Corporation	9,290	3,509,205

Medical Equipment & Devices - 4.7%
Alcon, Inc.	161,000	12,131,350
Mirion Technologies, Inc. *	665,000	12,362,350
		24,493,700
Industrials - 12.1%
Aerospace & Defense - 1.6%
HEICO Corporation - Class A	40,000	8,443,600

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Fair Value
Industrials - 12.1% (Continued)
Commercial Support Services - 1.6%
Distribution Solutions Group, Inc. *	312,532	$8,200,840

Electrical Equipment - 4.0%
A.O. Smith Corporation	146,600	9,666,804
Allegion plc	76,000	11,042,040
		20,708,844
Industrial Intermediate Products - 2.4%
Armstrong World Industries, Inc.	78,000	12,854,400

Industrial Support Services - 1.2%
Watsco, Inc.	17,400	6,329,946

Machinery - 1.3%
CSW Industrials, Inc.	26,000	6,775,080

Materials - 10.4%
Metals & Mining - 10.4%
Franco-Nevada Corporation	100,000	24,705,000
Wheaton Precious Metals Corporation	225,000	29,477,250
		54,182,250
Real Estate - 25.9%
Multi-Asset Class Owners & Developers - 5.0%
LandBridge Company, LLC - Class A	379,895	26,231,750

Real Estate Owners & Developers - 20.9%
St. Joe Company (The)	233,800	14,682,640
Texas Pacific Land Corporation	199,500	94,674,720
		109,357,360
Technology - 7.2%
Software - 2.6%
Roper Technologies, Inc.	39,000	13,800,540

Technology Services - 4.6%
Jack Henry & Associates, Inc.	25,000	3,951,000
TD SYNNEX Corporation	119,500	20,160,845
		24,111,845
Utilities - 4.3%
Gas & Water Utilities - 4.3%
WaterBridge Infrastructure, LLC - Class A	833,556	22,330,965

Total Common Stocks (Cost $288,454,922)		$495,133,478

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.3%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.50% (a)	26,319,772	$26,319,772
Federated Hermes Treasury Obligations Fund - Institutional Shares, 3.53% (a)	6,463,945	6,463,945
Total Money Market Funds (Cost $32,783,717)		$32,783,717

Total Investments at Fair Value - 100.9% (Cost $321,238,639)		$527,917,195

Liabilities in Excess of Other Assets - (0.9%)		(4,522,760)

Net Assets - 100.0%		$523,394,435

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2026.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Fair Value
Communications - 3.9%
Internet Media & Services - 3.9%
VeriSign, Inc.	165,000	$40,979,400

Consumer Discretionary - 12.5%
Automotive - 2.0%
XPEL, Inc. *	485,000	21,466,100

Retail - Discretionary - 8.8%
Lowe’s Companies, Inc.	131,000	30,952,680
O’Reilly Automotive, Inc. *	665,000	61,386,150
		92,338,830
Wholesale - Discretionary - 1.7%
Copart, Inc. *	540,000	17,928,000

Energy - 2.3%
Oil & Gas Producers - 2.3%
Expand Energy Corporation	220,000	24,151,600

Financials - 0.1%
Asset Management - 0.1%
TIC Solutions, Inc. *	200,000	1,316,000

Health Care - 3.8%
Biotech & Pharma - 1.1%
Zoetis, Inc.	100,000	11,821,000

Health Care Facilities & Services - 1.1%
IQVIA Holdings, Inc. *	64,000	10,914,560

Medical Equipment & Devices - 1.6%
Alcon, Inc.	225,000	16,953,750

Industrials - 11.2%
Aerospace & Defense - 5.6%
HEICO Corporation - Class A	278,590	58,807,563

Industrial Support Services - 5.6%
APi Group Corporation *	1,442,500	58,450,100

Materials - 3.2%
Containers & Packaging - 3.2%
AptarGroup, Inc.	270,000	34,025,400

Real Estate - 0.8%
Real Estate Owners & Developers - 0.8%
Texas Pacific Land Corporation	18,000	8,542,080

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
Technology - 60.2%
Semiconductors - 36.0%
BE Semiconductor Industries N.V.	92,000	$19,709,575
Entegris, Inc.	200,000	23,448,000
Intel Corporation *	900,000	39,717,000
NVIDIA Corporation	550,000	95,920,000
Rambus, Inc. *	370,337	31,860,092
Silicon Motion Technology Corporation - ADR	300,000	33,687,000
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	123,000	41,567,850
Texas Instruments, Inc.	240,000	46,593,600
Tower Semiconductor Ltd. *	260,000	45,624,800
		378,127,917
Software - 4.7%
BlackLine, Inc. *	175,000	6,475,000
Roper Technologies, Inc.	106,500	37,686,090
Synopsys, Inc. *	13,596	5,390,542
		49,551,632
Technology Services - 19.5%
Accenture plc - Class A	139,000	27,562,310
Broadridge Financial Solutions, Inc.	165,000	26,809,200
Mastercard, Inc. - Class A	117,000	58,460,220
Moody’s Corporation	70,000	30,537,500
S&P Global, Inc.	111,000	47,212,740
Shift4 Payments, Inc. - Class A *	324,941	14,209,670
		204,791,640

Total Common Stocks (Cost $594,531,971)		$1,030,165,572

MONEY MARKET FUNDS - 2.2%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.50% (a) (Cost $22,657,360)	22,657,360	$22,657,360

Total Investments at Fair Value - 100.2% (Cost $617,189,331)		$1,052,822,932

Liabilities in Excess of Other Assets - (0.2%)		(1,657,219)

Net Assets - 100.0%		$1,051,165,713

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2026.

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Fair Value
Communications - 1.8%
Internet Media & Services - 1.8%
Booking Holdings, Inc.	4,000	$16,841,280

Consumer Discretionary - 16.8%
Home & Office Products - 1.7%
SharkNinja, Inc. *	150,000	15,885,000

Leisure Facilities & Services - 2.1%
Domino’s Pizza, Inc.	55,000	19,733,450

Retail - Discretionary - 10.8%
Genuine Parts Company	275,000	29,081,250
Lowe’s Companies, Inc.	135,000	31,897,800
TJX Companies, Inc. (The)	240,000	38,328,000
		99,307,050
Wholesale - Discretionary - 2.2%
Pool Corporation	100,000	20,233,000

Consumer Staples - 3.2%
Beverages - 3.2%
Coca-Cola Europacific Partners plc	330,000	29,921,100

Energy - 8.6%
Oil & Gas Producers - 8.6%
Chevron Corporation	190,000	39,311,000
Diamondback Energy, Inc.	200,000	39,558,000
		78,869,000
Financials - 10.9%
Asset Management - 1.6%
Brookfield Corporation	375,000	15,176,250

Banking - 3.0%
Truist Financial Corporation	600,000	27,582,000

Insurance - 4.0%
Arch Capital Group Ltd. *	130,000	12,478,700
Brown & Brown, Inc.	375,000	24,453,750
		36,932,450
Specialty Finance - 2.3%
Fidelity National Financial, Inc.	450,000	20,871,000

Health Care - 4.6%
Biotech & Pharma - 2.6%
Zoetis, Inc.	200,000	23,642,000

Health Care Facilities & Services - 2.0%
Quest Diagnostics, Inc.	95,000	18,618,100

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Fair Value
Industrials - 18.1%
Aerospace & Defense - 10.3%
HEICO Corporation - Class A	125,000	$26,386,250
L3Harris Technologies, Inc.	120,000	41,418,000
Lockheed Martin Corporation	45,000	27,197,550
		95,001,800
Electrical Equipment - 2.5%
A.O. Smith Corporation	350,000	23,079,000

Industrial Support Services - 3.5%
Fastenal Company	700,000	32,480,000

Machinery - 1.8%
ESAB Corporation	170,000	16,432,200

Materials - 4.6%
Construction Materials - 3.2%
Carlisle Companies, Inc.	90,000	30,025,800

Containers & Packaging - 1.4%
AptarGroup, Inc.	100,000	12,602,000

Real Estate - 5.2%
Real Estate Owners & Developers - 5.2%
Texas Pacific Land Corporation	100,000	47,456,000

Technology - 22.0%
Semiconductors - 4.7%
Rambus, Inc. *	50,000	4,301,500
Texas Instruments, Inc.	200,000	38,828,000
		43,129,500
Software - 2.4%
Roper Technologies, Inc.	62,000	21,939,320

Technology Services - 14.9%
Accenture plc - Class A	110,000	21,811,900
Broadridge Financial Solutions, Inc.	150,000	24,372,000
Mastercard, Inc. - Class A	55,000	27,481,300
Moody’s Corporation	80,000	34,900,000
S&P Global, Inc.	60,000	25,520,400
Shift4 Payments, Inc. - Class A *	75,000	3,279,750
		137,365,350

Total Common Stocks (Cost $584,658,615)		$883,122,650

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.3%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.50% (a) (Cost $39,538,050)	39,538,050	$39,538,050

Total Investments at Fair Value - 100.1% (Cost $624,196,665)		$922,660,700

Liabilities in Excess of Other Assets - (0.1%)		(839,411)

Net Assets - 100.0%		$921,821,289

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2026.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Fair Value
Communications - 2.0%
Entertainment Content - 1.9%
Nintendo Company Ltd.	45,000	$2,568,757

Internet Media & Services - 0.1%
eDreams ODIGEO S.A. *	23,834	85,174

Consumer Discretionary - 10.4%
Home & Office Products - 4.0%
SharkNinja, Inc. *	50,700	5,369,130

Leisure Facilities & Services - 2.8%
Alsea S.A.B. de C.V.	857,120	2,770,033
Greggs plc	47,400	963,390
		3,733,423
Leisure Products - 0.7%
MIPS AB	37,150	911,620

Retail - Discretionary - 2.9%
Auto Partner S.A.	455,506	2,208,978
KeePer Technical Laboratory Company Ltd.	88,300	1,690,571
		3,899,549
Energy - 5.6%
Oil & Gas Producers - 5.6%
Canadian Natural Resources Ltd.	15,000	731,786
Diamondback Energy, Inc.	6,500	1,285,635
Permian Resources Corporation - Class A	120,500	2,569,060
Vista Energy S.A.B. de C.V. *	38,400	2,898,048
		7,484,529
Financials - 9.6%
Banking - 1.9%
HDFC Bank Ltd. - ADR	100,100	2,490,488

Institutional Financial Services - 3.9%
AJ Bell plc	341,700	2,124,720
Nu Holdings Ltd. - Class A *	217,600	3,126,912
		5,251,632
Insurance - 1.8%
F&G Annuities & Life, Inc.	96,384	2,440,443

Specialty Finance - 2.0%
dLocal Ltd. *	207,200	2,687,384

Health Care - 4.1%
Medical Equipment & Devices - 4.1%
Alcon, Inc.	18,300	1,378,905
Mirion Technologies, Inc. *	129,300	2,403,687
Stevanato Group S.p.A.	126,281	1,736,364
		5,518,956

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
Industrials - 30.6%
Aerospace & Defense - 2.0%
Howmet Aerospace, Inc.	11,500	$2,650,290

Commercial Services - 2.9%
Karooooo Ltd.	78,365	3,905,712

Commercial Support Services - 6.4%
Edenred SE	70,500	1,404,550
GFL Environmental, Inc.	106,300	4,434,836
Mader Group Ltd.	492,087	2,672,024
		8,511,410
Diversified Industrials - 4.2%
Eaton Corporation plc	15,700	5,615,419

Electrical Equipment - 5.9%
Hammond Power Solutions, Inc. - Class A	40,700	5,131,317
TE Connectivity plc	13,200	2,759,064
		7,890,381
Engineering & Construction - 7.1%
Comfort Systems USA, Inc.	5,300	7,308,647
Tasmea Ltd.	687,072	2,168,821
		9,477,468
Transportation & Logistics - 2.1%
InPost S.A. *	162,000	2,868,587

Materials - 3.3%
Chemicals - 1.3%
Shin-Etsu Chemical Company Ltd.	41,700	1,697,911

Construction Materials - 2.0%
SigmaRoc plc *	1,730,489	2,699,223

Real Estate - 1.6%
Real Estate Services - 1.6%
FirstService Corporation	15,000	2,084,100

Technology - 26.4%
IT Services - 2.7%
StoneCo Ltd. - Class A *	256,400	3,620,368

Semiconductors - 8.6%
ASML Holding N.V.	3,300	4,389,030
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	7,096,950
		11,485,980
Software - 7.9%
Alfa Financial Software Holdings plc	525,000	1,011,209
Avant Group Corporation *	153,500	1,256,248

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
Technology - 26.4% (Continued)
Software - 7.9% (Continued)
Hinge Health, Inc. - Class A *	59,000	$2,275,040
OBIC Business Consultants Company Ltd.	30,600	1,222,285
Phreesia, Inc. *	78,700	659,506
SAP SE	24,600	4,194,669
		10,618,957
Technology Hardware - 1.5%
NORBIT ASA *	100,000	1,971,316

Technology Services - 5.7%
Mastercard, Inc. - Class A	10,000	4,996,600
S&P Global, Inc.	6,400	2,722,176
		7,718,776
Utilities - 5.4%
Gas & Water Utilities - 5.4%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	126,128	3,848,156
Secure Waste Infrastructure Corporation	122,650	1,924,866
WaterBridge Infrastructure, LLC - Class A	57,000	1,527,030
		7,300,052

Total Common Stocks (Cost $95,083,373)		$132,557,035

MONEY MARKET FUNDS - 1.0%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.50% (a) (Cost $1,407,143)	1,407,143	$1,407,143

Total Investments at Fair Value - 100.0% (Cost $96,490,516)		$133,964,178

Liabilities in Excess of Other Assets - (0.0%) (b)		(59,799)

Net Assets - 100.0%		$133,904,379

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2026.
(b)	Percentage rounds to less than 0.1%.

AVE MARIA WORLD EQUITY FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

March 31, 2026 (Unaudited)

Country	Value	% of Net Assets
United States **	$36,207,244	27.0%
Canada	14,306,905	10.7%
Brazil	10,595,436	7.9%
Japan	8,435,772	6.3%
Ireland	8,374,483	6.3%
Taiwan	7,096,950	5.3%
United Kingdom	6,798,542	5.1%
Mexico	5,668,081	4.2%
Poland	5,077,565	3.8%
Australia	4,840,845	3.6%
Netherlands	4,389,030	3.3%
Germany	4,194,669	3.1%
Singapore	3,905,712	2.9%
Uruguay	2,687,384	2.0%
India	2,490,488	1.9%
Norway	1,971,316	1.5%
Italy	1,736,364	1.3%
France	1,404,550	1.0%
Switzerland	1,378,905	1.0%
Sweden	911,620	0.7%
Spain	85,174	0.1%
	$132,557,035	99.0%

**	Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside of the United States or has 50% of its revenue or operations outside of the United States during its most recent fiscal year, at the time of purchase.

AVE MARIA GROWTH FOCUSED FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Fair Value
Communications - 5.0%
Internet Media & Services - 5.0%
eDreams ODIGEO S.A. *	1,012,944	$3,619,919

Financials - 23.4%
Asset Management - 23.4%
Apollo Global Management, Inc.	32,593	3,631,512
Brookfield Asset Management Ltd. - Class A	74,277	3,301,613
Brookfield Corporation	89,441	3,619,677
Brookfield Wealth Solutions Ltd.	87,398	3,618,277
TIC Solutions, Inc. *	407,476	2,681,192
		16,852,271
Health Care - 3.3%
Health Care Facilities & Services - 3.3%
Chemed Corporation	6,190	2,338,211

Industrials - 27.8%
Commercial Support Services - 5.2%
GFL Environmental, Inc.	88,793	3,704,444

Industrial Support Services - 22.6%
APi Group Corporation *	402,152	16,295,199

Materials - 6.2%
Construction Materials - 6.2%
SigmaRoc plc *	2,406,636	3,753,880
United States Lime & Minerals, Inc.	5,593	730,501
		4,484,381
Real Estate - 13.7%
Multi-Asset Class Owners & Developers - 7.0%
LandBridge Company, LLC - Class A	73,222	5,055,979

Real Estate Owners & Developers - 6.7%
Texas Pacific Land Corporation	10,116	4,800,649

Utilities - 20.7%
Gas & Water Utilities - 20.7%
Secure Waste Infrastructure Corporation	320,306	5,026,873
WaterBridge Infrastructure, LLC - Class A	369,325	9,894,217
		14,921,090

Total Common Stocks (Cost $51,489,255)		$72,072,143

AVE MARIA GROWTH FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.1%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.50% (a) (Cost $59,948)	59,948	$59,948

Total Investments at Fair Value - 100.2% (Cost $51,549,203)		$72,132,091

Liabilities in Excess of Other Assets - (0.2%)		(113,243)

Net Assets - 100.0%		$72,018,848

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2026.

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 35.0%	Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes - 3.8% (a)
0.125%, due 04/15/26	$6,200,450	$6,204,393
0.375%, due 01/15/27	5,250,609	5,262,348
0.375%, due 07/15/27	8,641,555	8,638,807
0.500%, due 01/15/28	6,592,200	6,540,325
0.750%, due 07/15/28	3,238,975	3,229,276
		29,875,149
U.S. Treasury Notes - 31.2%
4.125%, due 09/30/27	10,000,000	10,040,625
4.000%, due 02/29/28	10,000,000	10,032,422
3.750%, due 05/15/28	10,000,000	9,985,937
4.125%, due 07/31/28	10,000,000	10,067,969
1.250%, due 09/30/28	10,000,000	9,390,625
1.750%, due 01/31/29	10,000,000	9,446,094
3.250%, due 06/30/29	10,000,000	9,818,359
4.250%, due 06/30/29	10,000,000	10,121,094
4.000%, due 10/31/29	10,000,000	10,040,625
4.000%, due 02/28/30	10,000,000	10,038,281
3.750%, due 05/31/30	5,000,000	4,969,922
4.125%, due 08/31/30	10,000,000	10,077,734
4.625%, due 09/30/30	10,000,000	10,283,984
4.125%, due 03/31/31	10,000,000	10,071,484
4.625%, due 05/31/31	10,000,000	10,297,656
4.125%, due 07/31/31	10,000,000	10,066,016
4.500%, due 12/31/31	10,000,000	10,241,016
4.375%, due 01/31/32	10,000,000	10,173,828
4.125%, due 05/31/32	10,000,000	10,029,688
4.000%, due 07/31/32	10,000,000	9,953,516
4.125%, due 11/15/32	10,000,000	10,007,812
3.500%, due 02/15/33	10,000,000	9,626,172
3.375%, due 05/15/33	10,000,000	9,530,078
3.875%, due 08/15/33	10,000,000	9,821,484
4.500%, due 11/15/33	10,000,000	10,211,719
		244,344,140

Total U.S. Government & Agencies (Cost $275,160,539)		$274,219,289

CORPORATE BONDS - 45.1%	Par Value	Fair Value
Communications - 0.7%
Electronic Arts, Inc., 1.850%, due 02/15/31	$5,486,000	$5,043,893

Consumer Discretionary - 8.0%
Genuine Parts Company, 1.875%, due 11/01/30	2,429,000	2,092,956
Genuine Parts Company, 2.750%, due 02/01/32	767,000	665,245
Genuine Parts Company, 6.875%, due 11/01/33	1,140,000	1,232,022
Lowe’s Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,997,717
Lowe’s Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,941,457
Lowe’s Companies, Inc., 1.300%, due 04/15/28	400,000	376,626
Lowe’s Companies, Inc., 1.700%, due 10/15/30	925,000	814,905

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.1% (Continued)	Par Value	Fair Value
Consumer Discretionary - 8.0% (Continued)
Lowe’s Companies, Inc., 4.250%, due 03/15/31	$200,000	$196,293
Lowe’s Companies, Inc., 2.625%, due 04/01/31	300,000	272,586
Lowe’s Companies, Inc., 3.750%, due 04/01/32	4,500,000	4,254,189
O’Reilly Automotive, Inc, 1.750%, due 03/15/31	500,000	435,756
O’Reilly Automotive, Inc., 3.900%, due 06/01/29	2,767,000	2,721,981
O’Reilly Automotive, Inc., 4.200%, due 04/01/30	400,000	395,210
O’Reilly Automotive, Inc., 4.700%, due 06/15/32	8,150,000	8,099,170
O’Reilly Automotive, Inc., 5.000%, due 08/19/34	826,000	816,979
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	5,247,340
Ross Stores, Inc., 4.700%, due 04/15/27	1,300,000	1,300,268
Ross Stores, Inc., 1.875%, due 04/15/31	4,115,000	3,609,089
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,226,000	3,200,758
TJX Companies, Inc. (The), 1.150%, due 05/15/28	3,276,000	3,077,581
TJX Companies, Inc. (The), 3.875%, due 04/15/30	2,902,000	2,849,907
TJX Companies, Inc. (The), 1.600%, due 05/15/31	5,263,000	4,599,568
Tractor Supply Company, 1.750%, due 11/01/30	1,525,000	1,343,733
Tractor Supply Company, 5.250%, due 05/15/33	3,105,000	3,154,479
		62,695,815
Consumer Staples - 6.4%
Coca-Cola Company (The), 1.450%, due 06/01/27	5,452,000	5,296,804
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,455,142
Coca-Cola Company (The), 2.000%, due 03/05/31	1,250,000	1,123,230
Coca-Cola Company (The), 2.250%, due 01/05/32	450,000	402,375
Coca-Cola Company (The), 4.650%, due 08/14/34	1,292,000	1,299,598
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,945,616
Colgate-Palmolive Company, 3.250%, due 08/15/32	2,750,000	2,580,955
Colgate-Palmolive Company, 4.600%, due 03/01/33	2,720,000	2,748,329
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,987,294
Hershey Company (The), 4.250%, due 05/04/28	1,350,000	1,351,303
Hershey Company (The), 2.450%, due 11/15/29	4,875,000	4,571,932
Hormel Foods Corporation, 1.700%, due 06/03/28	1,850,000	1,752,946
Hormel Foods Corporation, 1.800%, due 06/11/30	5,100,000	4,583,474
J.M. Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,685,738
J.M. Smucker Company (The), 2.125%, due 03/15/32	1,450,000	1,240,940
Kimberly-Clark Corporation, 1.050%, due 09/15/27	1,900,000	1,819,729
Kimberly-Clark Corporation, 3.950%, due 11/01/28	1,665,000	1,654,568
Kimberly-Clark Corporation, 3.200%, due 04/25/29	1,397,000	1,356,054
Kimberly-Clark Corporation, 3.100%, due 03/26/30	609,000	580,433
Kimberly-Clark Corporation, 2.000%, due 11/02/31	6,109,000	5,418,866
		49,855,326
Energy - 2.0%
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,704,423
Chevron Corporation, 1.995%, due 05/11/27	1,500,000	1,467,262
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	1,104,473
Chevron Corporation, 3.250%, due 10/15/29	7,685,000	7,416,494
Exxon Mobil Corporation, 2.440%, due 08/16/29	546,000	519,717
Exxon Mobil Corporation, 2.610%, due 10/15/30	180,000	168,167
Pioneer Natural Resources, 7.200%, due 01/15/28	1,936,000	2,024,404
Pioneer Natural Resources, 1.900%, due 08/15/30	530,000	476,408
		15,881,348

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.1% (Continued)	Par Value	Fair Value
Financials - 0.7%
PNC Financial Services Group, Inc. (The), 3.150%, due 05/19/27	$400,000	$395,197
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,309,677
Truist Financial Corporation, 2.250%, due 03/11/30	900,000	817,657
		5,522,531
Health Care - 1.4%
Stryker Corporation, 3.650%, due 03/07/28	500,000	494,394
Stryker Corporation, 4.850%, due 12/08/28	325,000	329,803
Stryker Corporation, 1.950%, due 06/15/30	3,795,000	3,425,084
Stryker Corporation, 4.625%, due 09/11/34	3,471,000	3,392,001
Zoetis, Inc., 2.000%, due 05/15/30	1,050,000	953,848
Zoetis, Inc., 5.600%, due 11/16/32	2,515,000	2,633,641
		11,228,771
Industrials - 9.2%
Amphenol Corporation, 4.350%, due 06/01/29	5,950,000	5,961,616
Amphenol Corporation, 2.800%, due 02/15/30	2,000,000	1,881,507
Amphenol Corporation, 2.200%, due 09/15/31	6,460,000	5,729,100
Cintas Corporation, 4.000%, due 05/01/32	1,874,000	1,817,902
Honeywell International, Inc., 1.100%, due 03/01/27	650,000	632,013
Honeywell International, Inc., 2.700%, due 08/15/29	650,000	617,156
Honeywell International, Inc., 1.750%, due 09/01/31	700,000	606,713
Honeywell International, Inc., 4.750%, due 02/01/32	358,000	358,792
Honeywell International, Inc., 4.500%, due 01/15/34	1,930,000	1,900,149
Hubbell, Inc., 3.150%, due 08/15/27	5,632,000	5,540,063
Hubbell, Inc., 2.300%, due 03/15/31	3,220,000	2,919,443
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	10,518,961
L3Harris Technologies, Inc., 5.050%, due 06/01/29	1,500,000	1,525,926
L3Harris Technologies, Inc., 1.800%, due 01/15/31	4,809,000	4,212,289
L3Harris Technologies, Inc., 5.250%, due 06/01/31	3,880,000	3,970,057
L3Harris Technologies, Inc., 5.400%, due 07/31/33	5,347,000	5,489,537
L3Harris Technologies, Inc., 5.350%, due 06/01/34	1,625,000	1,652,646
Lockheed Martin Corporation, 5.100%, due 11/15/27	3,057,000	3,109,155
Lockheed Martin Corporation, 4.450%, due 05/15/28	1,000,000	1,005,834
Lockheed Martin Corporation, 1.850%, due 06/15/30	1,000,000	902,801
Lockheed Martin Corporation, 5.250%, due 01/15/33	2,560,000	2,666,509
Lockheed Martin Corporation, 4.750%, due 02/15/34	650,000	651,973
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	832,254
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	491,078
PACCAR Financial Corporation, 4.600%, due 01/10/28	1,050,000	1,060,762
United Parcel Service, Inc., 2.400%, due 11/15/26	1,869,000	1,849,978
United Parcel Service, Inc., 4.450%, due 04/01/30	740,000	745,102
United Parcel Service, Inc., 5.150%, due 05/22/34	3,650,000	3,751,454
		72,400,770
Materials - 3.6%
Carlisle Companies, Inc., 2.750%, due 03/01/30	3,200,000	2,990,759
Carlisle Companies, Inc., 2.200%, due 03/01/32	6,550,000	5,636,173
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	6,387,410
Ecolab, Inc., 4.800%, due 03/24/30	1,745,000	1,773,070
Ecolab, Inc., 1.300%, due 01/30/31	5,105,000	4,410,592

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.1% (Continued)	Par Value	Fair Value
Materials - 3.6% (Continued)
Ecolab, Inc., 2.125%, due 02/01/32	$5,378,000	$4,720,663
RMP International, Inc., 2.950%, due 01/15/32	1,313,000	1,177,985
RPM International, Inc., 3.750%, due 03/15/27	1,250,000	1,239,079
		28,335,731
Technology - 13.1%
Analog Devices, Inc., 2.100%, due 10/01/31	3,950,000	3,485,211
Analog Devices, Inc., 5.050%, due 04/01/34	5,390,000	5,499,842
Broadridge Financial Solutions, Inc., 3.400%, due 06/27/26	600,000	598,524
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,800,000	6,349,530
Broadridge Financial Solutions, Inc., 2.600%, due 05/01/31	7,069,000	6,294,095
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	3,060,701
Cisco Systems, Inc., 4.950%, due 02/26/31	1,200,000	1,229,399
Cisco Systems, Inc., 4.950%, due 02/24/32	2,000,000	2,041,045
Cisco Systems, Inc., 5.050%, due 02/26/34	2,015,000	2,045,438
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,985,246
Mastercard, Inc., 3.300%, due 03/26/27	2,150,000	2,133,675
Mastercard, Inc., 3.500%, due 02/26/28	450,000	445,684
Mastercard, Inc., 3.350%, due 03/26/30	1,500,000	1,450,526
Mastercard, Inc., 2.000%, due 11/18/31	6,217,000	5,495,388
Mastercard, Inc., 4.350%, due 01/15/32	1,450,000	1,438,027
Mastercard, Inc., 4.850%, due 03/09/33	4,350,000	4,408,138
Mastercard, Inc., 4.875%, due 05/09/34	2,500,000	2,515,528
Moody’s Corporation, 3.250%, due 01/15/28	4,706,000	4,614,969
Moody’s Corporation, 4.250%, due 02/01/29	5,289,000	5,285,243
Moody’s Corporation, 2.000%, due 08/19/31	1,817,000	1,598,575
Moody’s Corporation, 4.250%, due 08/08/32	3,722,000	3,613,216
S&P Global, Inc., 2.950%, due 01/22/27	3,675,000	3,637,095
S&P Global, Inc., 2.450%, due 03/01/27	3,000,000	2,952,104
S&P Global, Inc., 4.750%, due 08/01/28	1,115,000	1,126,773
S&P Global, Inc., 4.250%, due 05/01/29	427,000	425,896
S&P Global, Inc., 2.500%, due 12/01/29	700,000	657,191
S&P Global, Inc., 1.250%, due 08/15/30	2,600,000	2,265,214
S&P Global, Inc., 2.900%, due 03/01/32	3,284,000	2,994,035
S&P Global, Inc., 5.250%, due 09/15/33	2,396,000	2,466,807
Texas Instruments, Inc., 1.750%, due 05/04/30	380,000	343,380
Texas Instruments, Inc., 4.500%, due 05/23/30	3,000,000	3,013,140
Texas Instruments, Inc., 1.900%, due 09/15/31	2,000,000	1,760,185
Texas Instruments, Inc., 3.650%, due 08/16/32	1,293,000	1,229,486
Texas Instruments, Inc., 4.900%, due 03/14/33	1,598,000	1,626,200
Texas Instruments, Inc., 4.850%, due 02/08/34	2,947,000	2,974,786
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,773,303
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,943,735
		102,777,330

Total Corporate Bonds (Cost $352,200,669)		$353,741,515

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 16.9%	Shares	Fair Value
Consumer Discretionary - 1.0%
Retail - Discretionary - 1.0%
Genuine Parts Company	77,000	$8,142,750

Consumer Staples - 1.7%
Beverages - 1.7%
Coca-Cola Europacific Partners plc	150,000	13,600,500

Energy - 3.6%
Oil & Gas Producers - 3.6%
Chevron Corporation	40,000	8,276,000
Diamondback Energy, Inc.	30,200	5,973,258
Exxon Mobil Corporation	80,000	13,572,800
		27,822,058
Financials - 2.3%
Banking - 1.3%
Truist Financial Corporation	225,000	10,343,250

Specialty Finance - 1.0%
Fidelity National Financial, Inc.	165,000	7,652,700

Industrials - 2.5%
Aerospace & Defense - 1.3%
Lockheed Martin Corporation	17,000	10,274,630

Industrial Support Services - 1.2%
Fastenal Company	200,000	9,280,000

Real Estate - 2.2%
Real Estate Owners & Developers - 1.3%
Texas Pacific Land Corporation	21,000	9,965,760

REITs - 0.9%
SBA Communications Corporation - Class A	40,000	6,884,400

Technology - 3.6%
Semiconductors - 1.2%
Texas Instruments, Inc.	47,000	9,124,580

Technology Services - 2.4%
Accenture plc - Class A	40,000	7,931,600
Western Union Company (The)	1,300,000	11,349,000
		19,280,600

Total Common Stocks (Cost $87,602,917)		$132,371,228

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.50% (b) (Cost $21,220,809)	21,220,809	$21,220,809

Total Investments at Fair Value - 99.7% (Cost $736,184,934)		$781,552,841

Other Assets in Excess of Liabilities - 0.3%		2,079,426

Net Assets - 100.0%		$783,632,267

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of March 31, 2026.